Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current:
Cash and cash equivalents	$ 6,521,930	$ 530,052
Accounts receivable	2,156,378	1,659,802
Prepaid expenses	190,604	109,960
Other current assets	61,424	83,486
Total current assets	8,930,336	2,383,300
Property and equipment, net of accumulated depreciation of $239,521 and $205,070	588,919	156,482
Software development costs, net of accumulated amortization of $85,331 and $0	483,544	362,346
Security deposits	100,641	46,574
Total assets	10,103,440	2,948,702
Current liabilities
Accounts payable	310,611	817,057
Accrued expenses	394,617	365,454
Unearned revenue	1,767,074	1,292,228
Current portion of capital lease obligations	54,376	43,852
Total current liabilities	2,526,678	2,518,591
Capital lease obligations, less current portion	7,291	34,013
Deferred rent	106,531	14,179
Warrant liability	3,203,465	1,832,945
Total liabilities	5,843,965	4,399,728
Stockholders’ equity (deficit):
Common stock, $.0001 par value; 200,000,000 shares authorized; 57,697,666 and 22,560,653 issued and outstanding	5,770	2,256
Additional paid-in capital	27,195,055	24,672,132
Accumulated deficit	(22,941,350)	(26,125,414)
Total stockholders’ equity (deficit)	4,259,475	(1,451,026)
Total liabilities and stockholders’ equity (deficit)	$ 10,103,440	$ 2,948,702